UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09781

WIRELESS FUND

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103, El Cajon, CA   92109

                (Address of principal executive offices)                     (Zip code)

Ross C. Provence

Private Asset Management Funds

480 N. Magnolia Ave., Suite 103, El Cajon, CA 92109

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: July 1, 2005 – June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: WIRELESS FUND
Custodian Name: U.S. BANK

DOBSON COMMUNICATIONS CORPORATION

Ticker:	DCEL	Meeting Date:	7/12/2005
CUSIP	256069105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE THE AMENDMENTS TO THE DOBSON COMMUN-				FOR	FOR	WITH	ISSUER
ICATIONS CORPORATION AMENDED AND RESTATED CERTIFICATE OF
INCORPORATION.

3. RATIFY AND APPROVE THE SELECTION OF KPMG LLP AS THE INDEPENDENT				FOR	FOR	WITH	ISSUER
AUDITORS FOR DOBSON COMMUNICATIONS CORPORATION FOR 2005.

RESEARCH IN MOTION LIMITED

Ticker:	RIM	Meeting Date:	7/18/2005
CUSIP	760975102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. REAPPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER
OF THE COMPANY FOR THE FISCAL YEAR ENDING FEBRUARY 25, 2006 AND
AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.

3. THE ESTABLISHMENT OF RESTRICTED SHARE UNIT PLAN IN ACCORDANCE				FOR	FOR	WITH	ISSUER
WITH THE RESOLUTION AS SET OUT IN SCHEDULE "B" TO THE ACCOMPANY-
ING MANAGEMENT INFORMATIUON CIRCULAR.

ALASKA COMMUNICATIONS SYSTEMS GROUP, INC

Ticker:	ALSK	Meeting Date:	7/25/2005
CUSIP	01167P101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

AMERICAN TOWER CORPORATION

Ticker:	ATC	Meeting Date:	8/3/2005
CUSIP	029912201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE ISSUANCE OF SHARES OF AMERICAN TOWER CLASS A				FOR	FOR	WITH	ISSUER
COMMON STOCK PURSUANT TO THE AGREEMENT AND PLAN OF MERGER,
DATED AS OF MAY 3, 2005, BY AND AMONG AMERICAN TOWER CORPOR-
ATION, ASTEROID MERGER SUB, LLC AND SPECTRASITE, INC.

2. TO AMEND AND RESTATE AMERICAN TOWER'S RESTATED CERTIFICATE				FOR	FOR	WITH	ISSUER
OF INCORPORATION IN THE MERGER IS CONSUMMATED, AS MORE FULLY
DESCRIBED IN THE JOINT PROXY STAEMENT/PROSPECTUS, WHICH
PROPOSAL IS NOT A CONDITION TO PROPOSAL NUMBER ONE.

3. TO PERMIT AMERICAN TOWER'S BOARD OF DIRECTORS OR ITS CHAIRMAN,				FOR	FOR	WITH	ISSUER
IN THEIR DISCRETION, TO ADJOURN OR POSTPONE THE SPECIAL MEETING IF
NECESSARYFOR FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT
SUFFICIENT VOTES AT THE ORIGINALLY SCHEDULED TOME OF THE SPECIAL
MEETING TO APPROVE ANY OF THE FOREGOING PROPOSALS.

WESTERN WIRELESS CORPORATION

Ticker:	WFII	Meeting Date:	7/29/2005
CUSIP	029912201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF				FOR	FOR	WITH	ISSUER
MERGER, DATED JANUARY 9, 2005, BY AND AMONG ALL TEL CORPORATION,
WIGEON ACQUISITION LLC, AND WESTERN WIRELESS CORPORATION.

3. PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS				FOR	FOR	WITH	ISSUER
LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR 2005.

4. PROPOSAL TO APPROVE THE COMPANY'S 2005 LONG-TERM EQUITY				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN.

5. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE TO				FOR	FOR	WITH	ISSUER
ADJOURN OR POSTPONE THE ANNUAL MEETING, IF NECESSARY, TO
SOLICIT ADDITIONAL PROXIES FOR THE APPROVAL AND ADOPTION OF THE
MERGER AGREEMENT AND THE MERGER.

SPECTRASITE, INC.

Ticker:	SPCSW.OB	Meeting Date:	8/3/2005
CUSIP	84761M104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER,				FOR	FOR	WITH	ISSUER
DATED AS OF MAY 3, 2005, BY AND AMONG AMERICAN TOWER CORPOR-
ATION, ASTEROID MERGER SUB, LLC AND SPECTRASITE, INC., INCLUDING
THE MERGER AND THE OTHER TRANSACTIONS CONTEMPLATED THEREBY.

2. TO PERMIT SPECTRASITE'S BOARD OF DIRECTORS OR ITS CHAIRMAN, IN				FOR	FOR	WITH	ISSUER
THEIR DISCRETION, TO ADJOURN OR POSTPONE THE SPACIAL MEETING IF
NECESSARY FOR FURTHER SOLICITAION OF PROXIES IF THERE ARE NOT
SUFFICIENT VOTES AT THE ORIGINALLY SCHEDULED TIME OF THE SPECIAL
MEETING TO ADOPT PROPOSAL NUMBER ONE.

FLEXTRONICS INTERNATIONAL LTD.

Ticker:	FLEX	Meeting Date:	9/20/2005
CUSIP	Y2573F102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RE-APPOINTMENT OF MR. PATRICK FOLEY AS A DIRECTOR OF THE				FOR	FOR	WITH	ISSUER
COMPANY.

3. TO RE-APPOINT DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS OF				FOR	FOR	WITH	ISSUER
THE COMPANY FOR THE FISCAL YEAR ENDING MARCH 31, 2006 AND TO
AUTHORIZE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION.

4. TO APPROVE THE AUTHORIZATION FOR THE DIRECTORS OF THE				FOR	FOR	WITH	ISSUER
COMPANY TO ALLOT AND ISSUE ORDINARY SHARES.

5. TO APPROVE THE DIRECTOR CASH COMPENSATION AND ADDITIONAL				FOR	FOR	WITH	ISSUER
CASH COMPENSATION FOR THE CHAIRMAN OF THE AUDIT COMMITTEE
AND FOR COMMITTEE PARTICIPATION.

6. TO APPROVE THE PROPOSED RENEWAL OF THE SHARE PURCHASE				FOR	FOR	WITH	ISSUER
MANDATE RELATING TO ACQUISITIONS BY THE COMPANY OF ITS OWN
ISSUED ORDINARY SHARES.

CENTENNIAL COMMUNICATIONS CORP.

Ticker:	CYCL	Meeting Date:	9/27/2005
CUSIP	15133V208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP				FOR	FOR	WITH	ISSUER
AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE FISCAL YEAR
ENDING MAY 31, 2006.

ECHOSTAR COMMUNICATIONS CORPORATION

Ticker:	DISH	Meeting Date:	10/6/2005
CUSIP	278762109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

3. TO AMEND AND RESTATE THE 1999 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

4. TO AMEND AND RESTATE THE 2001 NONEMPLOYEE DIRECTOR STOCK				FOR	FOR	WITH	ISSUER
OPTION PLAN.

5. TO AMEND THE CORPORATION'S EQUALOPPORTUNITY POLICY.				AGAINST	AGAINST	WITH	SHAREHOLDER

6. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE
THE ANNUAL MEETING OR ANY ADJOURNMENT THEREOF.				FOR	FOR	WITH	ISSUER

MICRONETICS, INC.

Ticker:	NOIZ	Meeting Date:	10/20/2005
CUSIP	595125105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT AUDITORS FOR THE COMPANY'S FISCAL YEAR
ENDING MARCH 31, 2006.

3. IN THEIR DISCRETION, ON SUCH OTHER MATTERS AS MAY PROPERLY				FOR	FOR	WITH	ISSUER
COME BEFORE THE MEETING.

NEXTEL PARTNERS, INC.

Ticker:	NXTP	Meeting Date:	10/24/2005
CUSIP	65333F107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PROPOSAL TO EXERCISE THE PUT RIGHT.				FOR	FOR	WITH	ISSUER

2. IF PROPOSAL ONE FAILS TO PASS, VOTE TO ADJOURN THE SPECIAL				FOR	FOR	WITH	ISSUER
MEETING UNTIL A DATE NO LATER THAN FEBRUARY 8, 2007.

POWERWAVE TECHNOLOGIES, INC.

Ticker:	PWAV	Meeting Date:	11/10/2005
CUSIP	739363109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE THE ADOPTION OF THE 2005 STOCK INCENTIVE PLAN WHICH				FOR	FOR	WITH	ISSUER
AUTHORIZES THE ISSUANCE OF UP TO 7,500,000 SHARES OF COMMON
STOCK THEREUNDER THROUGH A VARIETY OF EQUITY VEHICLES INCLUDING
NON-QUALIFIED STOCK OPTIONS, RESTRICTED STOCK GRANTS, STOCK
APPRECIATION RIGHTS AND RESTRICTED STOCK UNITS.

3. TO APPROVE THE AMENDMENT TO THE 1996 DIRECTOR STOCK OPTION				FOR	FOR	WITH	ISSUER
PLAN TO EXTEND THE TERM OF SUCH PLAN FOR TEN YEARS.

4. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPEN-				FOR	FOR	WITH	ISSUER
DENT AUDITORS.

GLOBECOMM SYSTEMS INC.

Ticker:	GCOM	Meeting Date:	11/17/2005
CUSIP	97956X103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP, AS				FOR	FOR	WITH	ISSUER
INDEPENDENT AUDITORS OF THE COMPANY.

OPENWAVE SYSTEMS INC.

Ticker:	OPWV	Meeting Date:	11/22/2005
CUSIP	683718308

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDMENTS TO AND THE RESTATEMENT OF THE				FOR	FOR	WITH	ISSUER
AMENDED AND RESTATED 1999 DIRECTORS' STOCK OPTION PLAN.

3. RATIFY SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS FOR THE				FOR	FOR	WITH	ISSUER
FISCAL YEAR ENDING JUNE 30, 2006.

ALAMOSA HOLDINGS, INC.

Ticker:	APCS	Meeting Date:	1/25/2006
CUSIP	11589108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED				FOR	FOR	WITH	ISSUER
AS OF NOVEMBER 21, 2005, AS AMENDED, BY AND AMONG SPRINT NEXTEL
CORPORATION, AHI MERGER SUB INC. AND ALAMOSA HOLDINGS, INC., AND
APPROVE THE MERGER OF AHI MERGER SUB INC. WITH AND INTO ALAMOSA
HOLDINGS, INC. AND THE OTHER TRANSACTIONS CONTEMPLATED BY THE
MERGER AGREEMENT.

JAMDAT MOBILE INC.

Ticker:	JMDT	Meeting Date:	2/10/2006
CUSIP	47023T100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. THE PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF MERGER,				FOR	FOR	WITH	ISSUER
DATED AS OF DECEMBER 8, 2005, BY AND AMONG ELECTRONIC ARTS INC.,
A DELAWARE CORPORATION, EARTS(DELAWARE), INC., A DELAWARE
CORPORATION AND WHOLLY OWNED SUBSIDIARY OF ELECTRONIC ARTS,
AND JAMDAT MOBILE INC., A DELAWARE CORPORATION.

2. THE PROPOSAL TO ADJOURN OR POSTPONE THE SPECIAL MEETING, IF				FOR	FOR	WITH	ISSUER
NECESSARY OR APPROPRIATE, INCLUDING TO SOLICIT ADDITIONAL PROXIES
IN THE EVENT THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF APPROVAL
OF THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.

AMDOCS LIMITED

Ticker:	DOX	Meeting Date:	1/19/2006
CUSIP	G02602103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDMENT OF THE 1998 STOCK OPTION AND INCENTIVE				FOR	FOR	WITH	ISSUER
PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE
THEREUNDER, TO CONTINUE THE TERM OF THE PLAN FOR AN ADDITIONAL
10-YEAR TERM AND TO MAKE OTHER CHANGES AS DESCRIBED IN THE
ACCOMPANYING PROXY STATEMENT.

3. APPROVAL OF SPECIAL RESOLUTION TO PERMIT DIRECT REPURCHASE BY				FOR	FOR	WITH	ISSUER
THE COMPANY OF UNVESTED SHARES OF RESTRICTED STOCK GRANTED
UNDER THE 1998 STOCK OPTION AND INCENTIVE PLAN UPON TERMINATION
OF EMPLOYMENT OR SERVICE.

4. APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL				FOR	FOR	WITH	ISSUER
YEAR 2005.

5. RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND AUTHOR-				FOR	FOR	WITH	ISSUER
IZATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION.

NOKIA CORPORATION

Ticker:	NOK	Meeting Date:	3/30/2006
CUSIP	654902204

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE INCOME STATEMENTS AND THE BALANCE SHEETS.				FOR	FOR	WITH	ISSUER

3. PROPOSAL TO THE ANNUAL GENERAL MEETING OF A DIVIDEND OF				FOR	FOR	WITH	ISSUER
EUR 0.37 PER SHARE.

4. APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE MEMBERS OF THE				FOR	FOR	WITH	ISSUER
BOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY.

5. APPROVAL OF THE REMUNERATION TO BE PAID TO THE MEMBERS OF THE				FOR	FOR	WITH	ISSUER
BOARD OF DIRECTORS.

6. PROPOSAL ON THE NUMBER OF MEMBERS OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER
AS PROPOSED BY THE CORPORATE GOVERNANCE AND NOMINATION
COMMITTEE.

7. APPROVAL OF THE REMUNERATION TO BE PAID TO THE AUDITOR.				FOR	FOR	WITH	ISSUER

8. APPROVAL OF THE RE-ELECTION OF PRICEWATERHOUSECOOPERS OY AS				FOR	FOR	WITH	ISSUER
THE AUDITORS FOR FISCAL YEAR 2006.

9. PROPOSAL OF THE BOARD TO REDUCE THE SHARE CAPITAL THROUGH				FOR	FOR	WITH	ISSUER
CANCELLATION OF NOKIA SHARES HELD BY COMPANY.

10.AUTHORIZATION TO THE BOARD TO INCREASE THE SHARE CAPITAL OF				FOR	FOR	WITH	ISSUER
THE COMPANY.

11. AUTHORIZATION TO THE BOARD TO REPURCHASE NOKIA SHARES.				FOR	FOR	WITH	ISSUER

12. AUTHORIZATION TO THE BOARD TO DISPOSE NOKIA SHARES HELD BY				FOR	FOR	WITH	ISSUER
THE COMPANY.

QUALCOMM, INCORPORATED

Ticker:	QCOM	Meeting Date:	3/7/2006
CUSIP	747525103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. TO APPROVE AMENDMENTS TO THE COMPANY'S RESTATED CERTIFICATE				FOR	FOR	WITH	ISSUER
OF INCORPORATION TO ELIMINATE THE CLASSIFIED BOARD AND CUMULATIVE
VOTING.

3. TO APPROVE THE COMBINATION OF THE COMPANY'S EQUITY COM-				FOR	FOR	WITH	ISSUER
PENSATION PLANS AS THE 2006 LONG-TERM INCENTIVE PLAN AND INCREASE
IN THE SHARE RESERVE BY 65,000,000 SHARES.

4. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE COMPANY'S FISCAL
YEAR ENDING SEPTEMBER 24, 2006.

5. TO APPROVE ANY ADJOURNMENTS OF THE MEETING TO ANOTHER TIME				FOR	FOR	WITH	ISSUER
OR PLACE, IF NECESSARY IN THE JUDGEMENT OF THE PROXY HOLDERS, FOR
THE PURPOSE OF SOLICITING ADDITIONAL PROXIES IN FAVOR OF ANY OF
THYE FOREGOING PROPOSALS.

NII HOLDINGS, INC.

Ticker:	NIHD	Meeting Date:	4/26/2006
CUSIP	62913F201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDMENT TO OUR RESTATED CERTIFICATE OF				FOR	FOR	WITH	ISSUER
INCORPORATION.

3. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2006.

4. APPROVAL OF ADJOURNMENT.				FOR	FOR	WITH	ISSUER

MOTOROLA, INC.

Ticker:	MOT	Meeting Date:	5/1/2006
CUSIP	620076109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1B. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1C. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1D. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1E. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1F. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1G. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1H. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1I. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1J. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1K. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

1L. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

2. ADDOPTION OF THE MOTOROLA OMNIBUS INCENTIVE PLAN OF 2006.				FOR	FOR	WITH	ISSUER

3. SHAREHOLDER PROPOSAL RE: REDEEM OR VOTE POISON PILL				AGAINST	AGAINST	WITH	ISSUER

SBA COMMUNICATIONS CORPORATION

Ticker:	SBAC	Meeting Date:	5/4/2006
CUSIP	78388J106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

ECHOSTAR COMMUNICATIONS CORPORATION

Ticker:	DISH	Meeting Date:	5/11/2006
CUSIP	278762109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

3. TO AMEND AND RESTATE THE 2001 NONEMPLOYEE DIRECTOR STOCK				FOR	FOR	WITH	ISSUER
OPTION PLAN.

4. TO AMEND AND RESTATE THE 1997 EMPLOYEE STOCK PURCHASE PLAN.				FOR	FOR	WITH	ISSUER

5. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE				FOR	FOR	WITH	ISSUER
THE ANNUAL MEETING OF ANY ADJOURNMENT THEREOF.

BRIGHTPOINT, INC.

Ticker:	CELL	Meeting Date:	5/11/2006
CUSIP	109473405

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS				FOR	FOR	WITH	ISSUER
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.

AMERICAN TOWER CORPORATION

Ticker:	AMT	Meeting Date:	5/11/2006
CUSIP	29912201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.

CHINA UNICOM LIMITED

Ticker:	CHU	Meeting Date:	5/12/2006
CUSIP	16945R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
ELECTION OF DIRECTORS.					FOR		ISSUER

1. TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS AND THE					FOR		ISSUER
REPORTS OF THE DIRECTORS AND OF THE AUDITORS FOR THE YEAR ENDED
31 DECEMBER 2005.

2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER					FOR		ISSUER
2005.

3B. TO AUTHORIZE THE DIRECTORS TO FIX REMUNERATION OF THE					FOR		ISSUER
DIRECTORS FOR THE YEAR ENDING 31 DECEMBER 2006.

4. TO RE-APPOINT PRICEWATERHOUSECOOPERS AS AUDITORS, AND TO					FOR		ISSUER
AUTHORISE THE DIRECTORS TO FIX THEIR REMUNERATION FOR THE YEAR
ENDING 31 DECEMBER 2006.

5. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE					FOR		ISSUER
SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE AGGREGATE
NOIMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL.

6. TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT					FOR		ISSUER
AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING
20% OF THE EXISTING ISSUED SHARE CAPITAL.

CHINA MOBILE LIMITED

Ticker:	CHL	Meeting Date:	5/18/2006
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
O3. ELECTION OF DIRECTORS.					FOR		ISSUER

O1. TO RECEIVE AND CONSIDER THE AUDITED FIANCIAL STATEMENTS AND					FOR		ISSUER
THE REPORTS OF THE DIRECTORS AND AUDITORS FOR THE YEAR ENDED
31 DECEMBER 2005.

O2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER					FOR		ISSUER
2005.

O4. TO RE-APPOINT MESSRS. KPMG AS AUDITORS AND TO AUTHORIZE THE					FOR		ISSUER
DIRECTORS TO FIX THEIR REMUNERATION.

O5. TO GIVE GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE					FOR		ISSUER
SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE AGGREGATE
NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL.

O6. TO GIVE GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT AND					FOR		ISSUER
DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING 20%
OF THE AGGREGATE NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE
CAPITAL.

O7. TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO					FOR		ISSUER
ISSUE, ALLOT AND DEAL WITH SHARES BY THE NUMBER OF SHARES
REPURCHASED.

S8. TO APPROVE THE CHANGE OF NAME OF THE COMPANY.					FOR		ISSUER

COMCAST CORPORATION

Ticker:	CMCSA	Meeting Date:	5/18/2006
CUSIP	20030N101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

3. 2002 EMPLOYEE STOCK PLAN.				FOR	FOR	WITH	ISSUER

4. 2002 RESTRICTED STOCK PLAN.				FOR	FOR	WITH	ISSUER

5. 2006 CASH BONUS PLAN.				FOR	FOR	WITH	ISSUER

6. PREVENT THE ISSUANCE OF NEW STOCK OPTIONS.				AGAINST	AGAINST	WITH	SHAREHOLDER

7. REQUIRE THAT THE CHAIRMAN OF THE BOARD NOT BE AN EMPLOYEE.				AGAINST	AGAINST	WITH	SHAREHOLDER

8. LIMIT COMPENSATION FOR MANAGEMENT.				AGAINST	AGAINST	WITH	SHAREHOLDER

9. ADOPT A RECAPITALIZATION PLAN.				AGAINST	AGAINST	WITH	SHAREHOLDER

10. ESTABLISH A MAJORITY VOTE SHAREHOLDER COMMITTEE.				AGAINST	AGAINST	WITH	SHAREHOLDER

OPEN JOINT STOCK COMPANY

Ticker:	VIP	Meeting Date:	6/23/2006
CUSIP	68370R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
4. ELECTION OF DIRECTORS.					FOR		ISSUER

1. APPROVAL OF THE 2005 VIMPELCOM ANNUAL REPORT.					FOR		ISSUER

2. APPROVAL OF VIMPELCOM'S ACCOUNTING STATEMENTS, INCLUDING					FOR		ISSUER
THE PROFIT AND LOSS STATEMENT FOR 2005.

3. ALLOCATION OF PROFITS AND LOSSES RESULTING FROM 2005					FOR		ISSUER
OPERATIONS, INCLUDING NON-PAYMENT OF DIVIDENDS TO HOLDERS OF
COMMON REGISTERED SHARES AND PAYMENT OF DIVIDENDS FOR
HOLDERS OF PREFERRED REGISTERED SHARES OF TYPE A.

5. ELECTION OF THE AUDIT COMMISION.					FOR		ISSUER

6. APPROVAL OF EXTERNAL AUDITORS.					FOR		ISSUER

7. APPROVAL OF COMPENSATION TO THE MEMBERS OF THE BOARD OF					FOR		ISSUER
DIRECTORS.

8. APPROVAL OF COMPENSATION TO THE MEMBERS OF THE AUDIT					FOR		ISSUER
COMMISSION.

GOLDEN TELECOM

Ticker:	GLDN	Meeting Date:	5/18/2006
CUSIP	38122G107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.					FOR		ISSUER

2. APPROVAL OF GOLDEN TELECOM INC. 2005 STOCK APPRECIATION					FOR		ISSUER
RIGHTS PLAN.

3. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLC AS INDEPEN-					FOR		ISSUER
DENT PUBLIC AUDITORS OF THE COMPANY FOR 2006.

CROWN CASTLE INTERNATIONAL CORP.

Ticker:	CCI	Meeting Date:	5/25/2006
CUSIP	228227104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2006.

UBIQUITEL INC.

Ticker:	UPCS	Meeting Date:	6/27/2006
CUSIP	903474302

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

1. TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL				FOR	FOR	WITH	ISSUER
19, 2006, BY AND AMONG UBIQUITEL INC., A DELAWARE CORPORATION,
SPRINT NEXTEL CORPORATION, A KANSAS CORPORATION, AND EAGLE
MERGER SUB INC., A DELAWARE CORPORATION AND SUBSIDIARY OF
SPRINT NEXTEL CORPORATION, AND APPROVETHE MERGER AND RELATED
TRANSACTIONS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER.

3. ANY PROPOSAL TO ADJOURN OR POSTPONE THE ANNUAL MEETING TO A				FOR	FOR	WITH	ISSUER
LATER DATE, BUT IN NOEVENT LATER THAN DECEMBER 31, 2006, TO
SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN
FAVOR OF ADOPTION OF THE MERGER AGREEMENT AND APPROVAL OF THE
MERGER AND RELATED TRANSACTIONS.

VIMPELCOM

Ticker:	VIP	Meeting Date:	6/23/2006
CUSIP	68370R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE 2005 VIMPELCOM ANNUAL REPORT.					FOR		ISSUER

2. APPROVE VIMPELCOM 2005 ACCOUNTING STATEMENTS.					FOR		ISSUER

3. TO NOT PAY ANNUAL DIDVIDENDS TO SHAREHOLDERS OF COMMON					FOR		ISSUER
REGISTERED SHRES OF TYPE A BASED ON 2005 RESULTS; TO PAY
ANNUAL DIVIDENDS TO HOLDERS OF PREFERRED SHARES OF TYPE A
BASED ON 2005 RESULTS.

4. ELECTION OF BOARD DIRECTORS.					FOR		ISSUER

5. ELECTION OF ALEXANDER GERSH, HALVOR BRU AND NIGEL ROBINSON					FOR		ISSUER
TO THE AUDIT COMMISSION.

6. TO APPROVE THE FIRM ERNS & YOUNG LTD. AS THE AUDITOR OF THE					FOR		ISSUER
COMPANY'S U.S. GAAP ACCOUNTS AND THE FIRM ROSEXPERTIZA, LLC AS
THE AUDITOR OF THE COMPANY'S ACCOUNTS PREPARED IN ACCORDANCE
WITH RUSSIAN STATUTORY ACCOUNTING PRINCIPLES FOR THE TERM UNTIL
THE ANNUAL GENERAL MEETING OF SHAREHOLDERS BASED ON 2006
RESULTS.

7. TO APPROVA A PROGRAM OF COMPENSATION FOR MEMBERS OF VIMPEL-					FOR		ISSUER
COM'S BOARD OF DIRECTORS.

8. TO APPROVE A PROGRAM OF COMPENSATION FOR MEMBERS OF					FOR		ISSUER
VIMPELCOM'S AUDIT COMMISSION.

RF MICRO DEVICES, INC.

Ticker:	RFMD	Meeting Date:	8/1/2006
CUSIP	749941100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO AMEND THE EMPLOYEE STOCK PURCHASE PLAN TO				FOR	FOR	WITH	ISSUER
INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE.

3. PROPOSAL TO AMEND THE 2003 STOCK INCENTIVE PLAN TO INCREASE				FOR	FOR	WITH	ISSUER
THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE AND APPROVE
CERTAIN TERMS DESIGNED TO PRESERVE THE TAX DEDUCTIBILITY OF
CERTAIN COMPENSATION PAID UNDER THE 2003 STOCK INCENTIVE PLAN,
PURSUANT TO THE PROVISIONS OF SECTION 162(M) OF THE INTERNAL
REVENUE CODE OF 1986, AS AMENDED.

4. PROPOSAL TO ADOPT THE 2006 DIRECTORS STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. PROPOSAL TO ADOPT THE CASH BONUS PLAN.				FOR	FOR	WITH	ISSUER

6. PROPOSAL TO RATIFY THE APPOINTMENT6 OF ERNST & YOUNG LLP AS				FOR	FOR	WITH	ISSUER
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
THE FISCAL YEAR ENDING MARCH 31, 2007.

GARMIN LTD.

Ticker:	GRMN	Meeting Date:	7/21/2006
CUSIP	G37260109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF PROPOSAL TO EFFECT A TWO-FOR-ONE STOCK SPLIT				FOR	FOR	WITH	ISSUER
OF THE COMPANY'S COMMON SHARES AS DESCRIBED IN THE PROXY
STATEMENT OF THE COMPANY DATED JUNE 8, 2006.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WIRELESS FUND

By: /s/ Ross C. Provence

       Ross C. Provence, President

Date:       8/24/06